Right-of-use assets (Tables)	12 Months Ended
Jun. 30, 2024
Changes in right-of-use assets [abstract]
Right-of-use assets

	June 30,
	2024	2023

	(In thousands of US Dollars)
Net carrying amount:
Office Building	368	—
Land	11	45

	2024	2023

	(In thousands of US Dollars)
Movements in carrying amounts:
Opening balance at July 1	146	152
Additions during the year	394	—
Exchange differences	(8)	(6)
Closing Balance at June 30	532	146
Accumulated depreciation
Opening Balance at July 1	(101)	(71)
Depreciation expense	(63)	(34)
Exchange differences	11	4
Closing Balance at June 30	(153)	(101)
Net book value June 30	379	45
Amounts recognised in profit and loss:
Depreciation expense on right-of-use asset	(63)	(34)
Interest expense on lease liabilities	(23)	(6)